INCOME TAXES	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

Income taxes

The provision for income taxes differs from that computed at combined corporate tax rate of approximately 26% as follows:

Income tax recovery

	Year ended March 31, 2023	Year ended March 31, 2022
	$	$
Net loss	(18,658,143)	(29,130,477)

Expected income tax recovery	(4,851,117)	(7,573,924)
Non-deductible expenses	648,813	3,645,962
Other temporary differences	(4,160)	(24,972)
Change in valuation allowance	4,206,464	3,952,934
	—	—

Deferred tax assets

	As at March 31, 2023	As at March 31, 2022
	$	$
Non-capital loss carry forwards	15,421,255	11,214,790
Other temporary differences	12,123	16,283
Valuation allowance	(15,433,378)	(11,231,073)
	—	—

As of March 31, 2023 and 2022, the Company decided that a valuation allowance relating to the above deferred tax assets of the Company was necessary, largely based on the negative evidence represented by losses incurred and a determination that it is not more likely than not to realize these assets, such that, a corresponding valuation allowance, for each respective period, was recorded to offset deferred tax assets.

As of March 31, 2023 and 2022, the Company has approximately $59,312,517 and $43,133,807, respectively, of non-capital losses available to offset future taxable income. These losses will expire between 2035 to 2039.

As of March 31, 2023, and 2022 the Company was not subject to any uncertain tax positions.